Expense Example - Alger Mid Cap Focus Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	627	845	1,079	1,751	285	573	985	2,137